Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Changes in shares of common stock
Note 16—Equity
Common Stock
The changes in our shares of common stock, as categorized

in the equity section of the balance sheet, were:
Shares
2019 2018 2017
Issued
Beginning of year 1,791,637,434 1,785,419,175 1,782,079,107
Distributed under benefit plans 4,014,769 6,218,259 3,340,068
End of year 1,795,652,203 1,791,637,434 1,785,419,175
Held in Treasury
Beginning of year 653,288,213 608,312,034 544,809,771
Repurchase of common stock 57,495,601 44,976,179 63,502,263
End of year 710,783,814 653,288,213 608,312,034